Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Assets
Other assets consist of:

	2022	2021
Preproduction costs related to long-term supply agreements	$679	$668
Long-term receivables	262	184
Unrealized gain on cash flow hedges [note 19]	26	11
Pension overfunded status [note 15[a]]	41	41
Other	85	58

	$1,093	$962